UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
November 30, 2014

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Shareholder Letter	1
Semiannual Report
Municipal Bond Market Overview	3
Franklin California
High Yield Municipal Fund	4
Franklin Tennessee
Municipal Bond Fund	11
Financial Highlights and
Statements of Investments	17
Financial Statements	36
Notes to Financial Statements	39
Shareholder Information	47

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Semiannual Report

Municipal Bond Market Overview

For the six months ended November 30, 2014, municipal bond market performance remained strong as prices rose. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, generated a +2.45% total return for the period.1 In comparison, the Barclays U.S. Treasury Index posted a +1.99% six-month return.1

A decline in issuance contributed to municipal market strength throughout this reporting period. The decreased supply did not dampen individual or institutional investor appetite as buyers found attractive the higher relative yields offered by this asset class. Investors seeking tax-free income seemed to recognize the value municipal bonds offered despite current, low interest rates. Throughout the period, demand for tax-exempt income remained strong, and municipal bond fund inflows reversed the outflows of the prior year.

During its October meeting, the Federal Reserve Board (Fed) announced the end of its 25-month-long, $1.7 trillion bond-buying program. Economic data during this reporting period continued to indicate positive trends, with the Fed noting substantial improvement in the labor market outlook. In spite of this, the Fed reiterated that rates may remain low for the near future. This apparent commitment to lower interest rates combined with lower levels of new-issue municipal bond supply compared with the previous year helped support a rise in municipal bond prices during the reporting period.

Certain credit events continued to challenge the municipal bond market during the period under review. In July, independent credit rating agencies Standard & Poor’s, Moody’s Investors Service and Fitch Ratings downgraded Puerto Rico general obligation debt for the second time in 2014. The City of Detroit, Michigan, after filing for the largest municipal bankruptcy in U.S. history, received approval to exit bankruptcy protection after the bankruptcy judge confirmed the plan of bankruptcy in November. Detroit faced the daunting task of rebuilding investor confidence. In addition, reports from rating agencies and research organizations mentioned underfunded pensions that could affect the fiscal stability of several states and large municipalities. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the reporting period was no exception.

On June 28, 2014, Puerto Rico Governor Alejandro Garcia Padilla signed into law the Public Corporation Debt Enforcement and Recovery Act. By virtue of its status as a U.S. territory, Puerto Rico, as well as its public agencies, corporations and cities, is not eligible to file for bankruptcy under chapter 9 of the U.S. Bankruptcy Code. The governor’s stated intent for this law was to provide an organized, legal framework for Puerto Rico’s public corporations to restructure their debt should they become insolvent. With passage of the act, the market anticipated a significant likelihood that at least one of Puerto Rico’s public corporations would file under the new act. Franklin Templeton Investments joined in a lawsuit filed in Puerto Rico challenging the constitutionality of the act. At period-end, no Puerto Rico public corporation had filed to reorganize under the act. Market reaction to the new law increased volatility in Puerto Rico bonds.

Franklin Templeton also joined a creditors committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated, market-based, long-term solution to PREPA’s liquidity and structural issues.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Franklin California High Yield Municipal Fund

We are pleased to bring you Franklin California High Yield Municipal Fund’s semiannual report for the period ended November 30, 2014.

Your Fund’s Goals and Main Investments

The Fund seeks to provide a high level of income exempt from federal and California personal income taxes by investing at least 80% of its net assets in municipal securities in any rating category, including higher yielding, lower rated securities, that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with its principal goal.

Credit Quality Breakdown*
11/30/14
% of Total
Ratings	Long-Term Investments
AAA	5.60%
AA	16.55%
A	21.59%
BBB	13.66%
Below Investment Grade	18.16%
Refunded	1.32%
Not Rated	23.12%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest).
The Below Investment Grade category consists of bonds rated below BBB-. The
Refunded category generally consists of refunded bonds secured by U.S. govern-
ment or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.42 on May 31, 2014, to $10.63 on November 30, 2014. The Fund’s Class A shares paid dividends totaling 23.50 cents per share for the reporting period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.00% based on an annualization of November’s 3.70 cent per share monthly dividend and the maximum offering price of $11.10 on November 30, 2014. An investor in the 2014 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 8.13% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
6/1/14–11/30/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
June	4.05	3.57	4.13
July	4.00	3.52	4.08
August	3.95	3.47	4.03
September	3.95	3.48	4.03
October	3.85	3.38	3.93
November	3.70	3.23	3.78
Total	23.50	20.65	23.98

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

California’s large and diverse economy improved during the period under review. Employment has been growing at a higher rate than the nation’s because of continued growth in high technology employment and a recovery in the construction industry.

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 20.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

The state’s unemployment rate declined from 7.6% to 7.2% during the period, approximating the national trend, but was still higher than the 5.8% national rate by period-end.3 The housing market in California appeared to be rebounding as median sales prices of existing single-family homes rose year-over-year in the third quarter of 2014. The state has several potential economic advantages, such as a well-educated work-force, the ability to attract venture capital, and a leading role in the growing biotechnology and alternative energy industries. California residents also have somewhat higher income than the national average.

Portfolio Breakdown
11/30/14
% of Total
Long-Term Investments*
Tax-Supported	31.8%
Transportation	16.6%
General Obligation	16.2%
Hospital & Health Care	11.0%
Utilities	7.7%
Refunded	4.1%
Other Revenue	3.8%
Higher Education	3.7%
Subject to Government Appropriations	2.6%
Housing	2.5%

*Does not include short-term investments and other net assets.

Independent credit rating agency Standard & Poor’s (S&P) upgraded California’s general obligation bond rating to A+ with a stable outlook.5 The rating and outlook reflected S&P’s view of the state’s improved financial governance after voter approval of Proposition 2. The proposition amended California’s constitution to require ongoing funding of the state’s budget stabilization account and to allow a simple majority vote for budget approval. S&P also cited California’s large and diverse economy, improved cash position, and recent commitment to align current revenues and expenses and to pay off debts. However, S&P noted some challenges, including California’s highly volatile tax revenue structure, the potential for budgetary balance to erode when voter-approved tax increases fully expire in 2018, and large retirement benefit and budgetary liabilities.

Due to stronger-than-expected revenue growth, California produced better-than-budgeted results in fiscal year 2014 (ended June 30). The state closed its 2014 fiscal year in its strongest fiscal position of the past decade. The enacted budget for fiscal year 2015 was expected to further pay down budgetary deferrals and to add to the state’s budget stabilization fund, the first time a deposit has been made to this fund in several years. Passage of Proposition 2 by voters in November was expected to further bolster state budget reserves and simplify passage of future budgets. California’s net tax-supported debt was $2,465 per capita and 5.3% of personal income, compared with the $1,054 and 2.6% national medians.4

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s Investor’s Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.
5. This does not indicate S&P’s rating of the Fund.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, and may invest in municipal securities in any rating category. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin California High Yield Municipal Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Performance Summary as of November 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	11/30/14	5/31/14	Change
A (FCAMX)	$10.63	$10.42	+$0.21
C (FCAHX)	$10.70	$10.49	+$0.21
Advisor (FVCAX)	$10.65	$10.44	+$0.21

Distributions (6/1/14–11/30/14)
Dividend
Share Class	Income
A	$0.2350
C	$0.2065
Advisor	$0.2398

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

PERFORMANCE SUMMARY

Performance as of 11/30/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual	Total Annual
Share Class	Total Return[1]	Total Return[2]	Total Return (12/31/14)[3]	Operating Expenses[4]
A				0.63%
6-Month	+4.32%	-0.09%
1-Year	+13.21%	+8.36%	+9.84%
5-Year	+49.91%	+7.50%	+7.59%
10-Year	+72.81%	+5.16%	+5.14%
C				1.18%
6-Month	+4.01%	+3.01%
1-Year	+12.63%	+11.63%	+13.07%
5-Year	+45.80%	+7.83%	+7.92%
10-Year	+63.79%	+5.06%	+5.02%
Advisor[5]				0.53%
6-Month	+4.36%	+4.36%
1-Year	+13.41%	+13.41%	+14.87%
5-Year	+50.71%	+8.55%	+8.64%
10-Year	+74.41%	+5.72%	+5.70%

	Distribution	Taxable Equivalent	30-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]	Standardized Yield[7]
A	4.00%	8.13%	3.27%	6.65%
C	3.62%	7.36%	2.87%	5.84%
Advisor	4.26%	8.66%	3.51%	7.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower rated bonds include higher risk of default and loss of principal. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 11/15/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 11/15/06, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/15/06, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 11/15/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+52.67% and +5.40%.
6. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
11/30/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and California state personal income tax bracket of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
8. The 30-day standardized yield for the 30 days ended 11/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 6/1/14	Value 11/30/14	Period* 6/1/14–11/30/14
A
Actual	$1,000	$1,043.20	$3.18
Hypothetical (5% return before expenses)	$1,000	$1,021.96	$3.14
C
Actual	$1,000	$1,040.10	$5.98
Hypothetical (5% return before expenses)	$1,000	$1,019.20	$5.92
Advisor
Actual	$1,000	$1,043.60	$2.66
Hypothetical (5% return before expenses)	$1,000	$1,022.46	$2.64

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

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Franklin Tennessee Municipal Bond Fund

We are pleased to bring you Franklin Tennessee Municipal Bond Fund’s semiannual report for the period ended November 30, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks to maximize income exempt from federal and Tennessee personal income taxes, consistent with prudent investing and the preservation of capital, by investing at least 80% of its net assets in investment grade municipal securities that pay interest free from such taxes.1

Credit Quality Breakdown*
11/30/14
% of Total
Ratings	Long-Term Investments
AAA	3.16%
AA	66.19%
A	9.80%
BBB	7.78%
Below Investment Grade	2.84%
Refunded	9.10%
Not Rated	1.13%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest).
The Below Investment Grade category consists of bonds rated below BBB-. The
Refunded category generally consists of refunded bonds secured by U.S. govern-
ment or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.47 on May 31, 2014, to $11.54 on November 30, 2014. The Fund’s Class A shares paid dividends totaling 21.30 cents per share for the reporting period.2 The Performance Summary beginning on page 14 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.49%. An investor in the 2014 maximum combined effective federal and Tennessee personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.59% from a taxable investment to match the Fund’s Class A tax-free distribution rate. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
Class A
6/1/14–11/30/14
Dividend per Share
Month	(cents)
June	3.60
July	3.55
August	3.55
September	3.55
October	3.55
November	3.50
Total	21.30

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Tennessee’s economic recovery experienced a setback during the six months under review, as the number of employed people declined. Some service industries suffered, and more people took on additional jobs as the total number of jobs increased in the state. Decreased government spending, especially at the federal level, also posed a challenge to the state’s economic

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 33.

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FRANKLIN TENNESSEE MUNICIPAL BOND FUND

recovery. Nevertheless, contributions came from professional and business services; financial activities; and mining, logging and construction. The manufacturing sector, one of the state’s large employment sectors, also benefited from auto manufacturing growth. Despite growth in a number of sectors, state unemployment increased from 6.4% at the start of the period to 6.8% by period-end, in contrast with the national rate that declined to 5.8%.3 Although the state’s unemployment was higher than the nation’s, it was still lower during the period than it had been during most of the past six years. In the state’s housing market, home prices and sales increased and mortgage rates declined, while foreclosures increased.

Portfolio Breakdown
11/30/14
% of Total
Long-Term Investments*
Utilities	31.5%
Hospital & Health Care	15.3%
Refunded	14.3%
Higher Education	10.2%
General Obligation	9.7%
Other Revenue	6.2%
Transportation	5.4%
Tax-Supported	4.0%
Housing	3.4%

*Does not include short-term investments and other net assets.

Tennessee’s fiscal year 2014 enacted budget was balanced, with sales taxes providing more than half of the projected revenue. The budget reduced inheritance taxes while expecting more revenue from use taxes imposed on sales by out-of-state retailers with in-state distribution facilities. As revenue collections were less than estimated, the state committed to keeping expenditures in line with incoming revenue. The fiscal year 2015 budget was approved in April, after withholding pay increases for teachers and other state workers that had been proposed earlier. Dealing with inflationary pressures in two of the largest budget items, health care and education, against a backdrop of declining revenues from corporate taxes was a key challenge for the budget. The result was increased funding for TennCare and education but reduced funding for state employees’ salaries and benefits.

Historically, Tennessee has been a low-debt state, with recent debt levels at 0.8% of personal income and $324 per capita, compared with the national medians of 2.6% and $1,054.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed its AA+ rating and stable outlook on the state’s general obligation bonds.5 The rating reflected S&P’s opinion of the state’s cyclical but recovering economy, adequate reserves that are projected to grow, strong financial management practices and performance, long-term record of fully funding the annual required contribution to its retirement system, low debt burden and limited future debt issuance plans. S&P cited the state’s higher-than-average concentration in the cyclical manufacturing and trade, transportation and utilities sectors as a challenge, although growth in these sectors during the period benefited Tennessee’s economy. Another area of economic weakness S&P cited was lower-than-expected fiscal year 2014 revenue.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer term bonds are greater than those for shorter term bonds, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s Investor’s Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.
5. This does not indicate S&P’s rating of the Fund.

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FRANKLIN TENNESSEE MUNICIPAL BOND FUND

obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin Tennessee Municipal Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Performance Summary as of November 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	11/30/14	5/31/14		Change
A (FRTIX)	$11.54	$11.47	+$	0.07

Distributions (6/1/14–11/30/14)
Dividend
Share Class	Income
A	$0.2130

Performance as of 11/30/141

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge.

		Cumulative		Average Annual		Average Annual	Total Annual
Share Class		Total Return[2]		Total Return[3]		Total Return (12/31/14)[4]	Operating Expenses[5]
A							0.72%
6-Month	+	2.49%		-1.87%
1-Year	+	8.23%	+	3.64%	+	4.90%
5-Year	+	24.15%	+	3.51%	+	3.53%
10-Year	+	51.35%	+	3.78%	+	3.70%

		Distribution		Taxable Equivalent		30-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]	Standardized Yield[7]
A		3.49%		6.59%		1.80%	3.40%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN TENNESSEE MUNICIPAL BOND FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund had an expense reduction contractually guaranteed through at least 9/30/14. Fund investment results reflect the expense reduction, to the extent applicable;
without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the 3.50 cent per share November dividend and the maximum offering price of $12.05 per share on 11/30/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Tennessee state personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 11/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 6/1/14	Value 11/30/14	Period* 6/1/14–11/30/14
A
Actual	$1,000	$1,024.90	$3.55
Hypothetical (5% return before expenses)	$1,000	$1,021.56	$3.55

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.70%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

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			FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Highlights
Franklin California High Yield Municipal Fund
	Six Months Ended
	November 30, 2014			Year Ended May 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.42	$10.59	$10.40	$9.07	$9.40	$8.42
Income from investment operations[a]:
Net investment income[b]	0.23	0.49	0.46	0.49	0.50	0.51
Net realized and unrealized gains
(losses)	0.22	(0.18)	0.17	1.34	(0.33)	0.98
Total from investment operations	0.45	0.31	0.63	1.83	0.17	1.49
Less distributions from net investment
income	(0.24)	(0.48)	(0.44)	(0.50)	(0.50)	(0.51)
Net asset value, end of period	$10.63	$10.42	$10.59	$10.40	$9.07	$9.40

Total return[c]	4.32%	3.22%	6.10%	20.65%	1.93%	18.11%

Ratios to average net assets[d]
Expenses	0.62%	0.63%	0.61%	0.62%	0.62%	0.63%
Net investment income	4.33%	4.95%	4.31%	5.05%	5.47%	5.70%

Supplemental data
Net assets, end of period (000’s)	$1,242,653	$1,203,532	$1,330,444	$1,238,396	$979,093	$1,090,015
Portfolio turnover rate	4.81%	22.26%	5.47%	6.67%	17.86%	13.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 17

FRANKLIN MUNICIPAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)
	Six Months Ended
	November 30, 2014			Year Ended May 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.49	$10.65	$10.46	$9.13	$9.45	$8.46
Income from investment operations[a]:
Net investment income[b]	0.20	0.44	0.40	0.44	0.46	0.47
Net realized and unrealized gains
(losses)	0.22	(0.18)	0.17	1.33	(0.33)	0.98
Total from investment operations	0.42	0.26	0.57	1.77	0.13	1.45
Less distributions from net investment
income	(0.21)	(0.42)	(0.38)	(0.44)	(0.45)	(0.46)
Net asset value, end of period	$10.70	$10.49	$10.65	$10.46	$9.13	$9.45

Total return[c]	4.01%	2.74%	5.48%	19.86%	1.46%	17.51%

Ratios to average net assets[d]
Expenses	1.17%	1.18%	1.16%	1.17%	1.17%	1.18%
Net investment income	3.78%	4.40%	3.76%	4.50%	4.92%	5.15%

Supplemental data
Net assets, end of period (000’s)	$308,125	$278,775	$322,824	$293,895	$229,667	$255,392
Portfolio turnover rate	4.81%	22.26%	5.47%	6.67%	17.86%	13.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN MUNICIPAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)
	Six Months Ended
	November 30, 2014			Year Ended May 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.44	$10.61	$10.41	$9.09	$9.42	$8.42
Income from investment operations[a]:
Net investment income[b]	0.23	0.50	0.47	0.50	0.52	0.52
Net realized and unrealized gains
(losses)	0.22	(0.18)	0.18	1.33	(0.34)	1.00
Total from investment operations	0.45	0.32	0.65	1.83	0.18	1.52
Less distributions from net investment
income	(0.24)	(0.49)	(0.45)	(0.51)	(0.51)	(0.52)
Net asset value, end of period	$10.65	$10.44	$10.61	$10.41	$9.09	$9.42

Total return[c]	4.36%	3.32%	6.30%	20.60%	2.03%	18.47%

Ratios to average net assets[d]
Expenses	0.52%	0.53%	0.51%	0.52%	0.52%	0.53%
Net investment income	4.43%	5.05%	4.41%	5.15%	5.57%	5.80%

Supplemental data
Net assets, end of period (000’s)	$401,396	$315,131	$303,904	$241,123	$137,191	$101,332
Portfolio turnover rate	4.81%	22.26%	5.47%	6.67%	17.86%	13.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 19

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, November 30, 2014 (unaudited)

Franklin California High Yield Municipal Fund
	Principal
	Amount	Value

Municipal Bonds 92.1%
California 87.8%
ABAG Finance Authority for Nonprofit Corps. Revenue, Episcopal Senior Communities,
Refunding, 6.125%, 7/01/41	$7,500,000	$8,671,425
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,369,680
Artesia Redevelopment Project Area, 5.70%, 6/01/42	3,015,000	3,025,613
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,270,000	3,674,597
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%,
9/01/27	2,015,000	2,054,151
9/01/37	1,685,000	1,709,887
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/31	5,735,000	2,292,050
Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured,
zero cpn., 8/01/42	10,000,000	1,938,200
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4,
5.25%, 4/01/53	15,000,000	17,043,750
Beaumont Financing Authority Local Agency Revenue,
Improvement Area No. 17B, Series A, 6.125%, 9/01/31	720,000	757,411
Improvement Area No. 17B, Series A, 6.375%, 9/01/42	5,000,000	5,309,700
Series B, 5.35%, 9/01/28	935,000	951,129
Series B, 5.40%, 9/01/35	1,390,000	1,412,171
Series C, 5.45%, 9/01/27	6,435,000	6,436,866
Series C, 5.50%, 9/01/29	855,000	861,840
Series C, 5.50%, 9/01/35	1,035,000	1,040,196
Series C, 5.50%, 9/01/35	3,995,000	3,996,159
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,198,812
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%,
9/01/35	5,000,000	5,383,650
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Los Angeles County Securitization Corp., 5.70%, 6/01/46	3,000,000	2,500,110
California Educational Facilities Authority Revenue,
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/26	250,000	274,778
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/30	615,000	675,953
University of San Francisco, 6.125%, 10/01/36	2,000,000	2,383,180
California State GO, Various Purpose,
6.00%, 11/01/39	13,000,000	15,739,620
FGIC Insured, 6.00%, 8/01/19	30,000	30,306
California State Health Facilities Financing Authority Revenue,
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	8,080,561
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/33	4,000,000	4,859,440
California State Municipal Finance Authority COP, Community Hospitals of Central California
Obligated Group,
5.25%, 2/01/24	5,000,000	5,563,050
5.375%, 2/01/29	7,000,000	7,720,440
5.50%, 2/01/39	10,600,000	11,655,124
5.25%, 2/01/46	15,965,000	16,346,723
California State Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,121,520
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,321,572
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,769,850
Windsor Mobile Country Club, Refunding, Series A, 5.625%, 11/15/33	1,000,000	1,059,430
Windsor Mobile Country Club, Refunding, Series A, 6.00%, 11/15/48	4,000,000	4,318,600

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FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue,
Biola University, Refunding, Series A, 5.625%, 10/01/23	$6,000,000	$6,737,940
Biola University, Refunding, Series A, 5.80%, 10/01/28	7,500,000	8,449,050
Biola University, Refunding, Series A, 5.875%, 10/01/34	6,000,000	6,672,960
Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	6,185,000
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	10,847,250
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,391,394
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	7,614,390
Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40	4,000,000	4,608,800
California State Public Works Board Lease Revenue,
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,551,992
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	4,112,872
California State Statewide CDA Senior Living Health Facility Revenue, Series A, 5.00%,
8/01/44	2,450,000	2,720,284
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,642,750
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,669,936
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,500,650
California Baptist University, Refunding, 7.50%, 11/01/41	2,750,000	3,318,645
California Baptist University, Refunding, Series A, 5.40%, 11/01/27	7,440,000	7,917,350
California Baptist University, Refunding, Series A, 5.50%, 11/01/38	4,500,000	4,730,670
California Baptist University, Series A, 5.125%, 11/01/23	715,000	769,218
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,754,819
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,572,260
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,567,750
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32	10,000,000	10,994,700
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	8,616,720
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,613,654
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured,
Pre-Refunded, 5.20%, 10/01/37	3,500,000	4,073,615
[a]Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	4,924,192
Kaiser Permanente, Series B, 5.25%, 3/01/45	37,325,000	38,844,874
Lancer Educational Student Housing Project, 5.625%, 6/01/33	3,000,000	3,011,190
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	8,980,000	10,789,201
Monterey Institute International, 5.50%, 7/01/31	8,275,000	9,527,256
[b,c]Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	10,000,000	4,800,000
California Statewide CDA Special Tax Revenue, CFD No. 2007-1, Orinda, 6.00%, 9/01/29	4,955,000	5,107,416
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,372,954
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,162,168
Centinela Valley UHSD, GO, County of Los Angeles,
Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,754,697
Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/45	42,000,000	7,430,640
Ceres USD, GO, Capital Appreciation, Election of 2008, Series A, zero cpn.,
8/01/39	6,450,000	1,290,581
8/01/40	6,730,000	1,250,030
Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured, zero cpn.,
8/01/47	9,450,000	1,479,303
Chula Vista CFD Special Tax,
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/30	1,470,000	1,478,497
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/36	2,565,000	2,578,569
No. 2001-1, Improvement Area, San Miguel Ranch, Series B, 5.45%, 9/01/36	2,170,000	2,171,779

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FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
City of Fullerton Special Assessment, Community Facilities District No. 2, Amerige Heights,
4.00%, 9/01/24	$110,000	$116,490
5.00%, 9/01/34	1,100,000	1,167,914
5.00%, 9/01/44	2,500,000	2,602,225
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured,
zero cpn.,
8/01/27	7,500,000	4,912,500
8/01/28	3,000,000	1,882,620
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series D, zero cpn.,
8/01/42	8,500,000	2,282,590
8/01/43	3,000,000	763,950
Coalinga PFAR, Water and Wastewater Refinancing Projects, Refunding, 5.00%,
4/01/35	1,000,000	1,057,060
4/01/48	6,350,000	6,598,158
Compton Community College District GO, Election of 2002, Series B,
6.625%, 8/01/27	3,085,000	3,656,404
6.75%, 8/01/34	4,000,000	4,627,000
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%, 8/01/30	2,255,000	2,313,946
6.00%, 8/01/42	3,460,000	3,542,867
Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31	5,000,000	5,256,150
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%,
9/01/32	1,825,000	1,831,734
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	770,000	770,601
Corona-Norco USD Special Tax, Series A,
5.35%, 9/01/26	1,005,000	1,011,723
5.40%, 9/01/36	2,530,000	2,532,277
[c]Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement,
6.50%, 9/02/33	4,825,000	4,162,721
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment
Project, Redevelopment Projects, Series B, 7.75%, 10/01/27	3,795,000	4,564,740
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan
Mobile Home Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,935,000	5,150,265
Dana Point CFD Special Tax No. 2006-1, 5.00%,
9/01/38	1,000,000	1,078,480
9/01/45	2,500,000	2,682,800
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,246,786
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM,
zero cpn., 12/01/28	30,795,000	16,387,559
El Dorado County Special Tax,
CFD No. 2001-1, 5.35%, 9/01/35	1,900,000	1,914,307
CFD No. 2005-1, 5.00%, 9/01/21	1,000,000	1,017,130
CFD No. 2005-1, 5.15%, 9/01/25	2,075,000	2,113,637
CFD No. 2005-1, 5.25%, 9/01/35	6,705,000	6,760,182
El Rancho USD, GO, Capital Appreciation, Election of 2003, NATL RE, FGIC Insured, zero cpn.,
8/01/29	2,400,000	1,312,344
Fairfield Special Tax, CFD No. 3, North Cordelia General Improvements, 6.00%,
9/01/32	1,200,000	1,343,712
9/01/37	5,810,000	6,501,390

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FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	$75,000,000	$15,704,250
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	47,138,800
senior lien, Refunding, Series A, NATL Insured, 5.00%, 1/01/35	2,315,000	2,324,167
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	24,500,000	20,120,870
Capital Appreciation, Asset-Backed, second subordinate, Refunding, Series C, zero cpn.,
6/01/47	50,000,000	1,866,000
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	4,890,000	4,991,125
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,334,200
Hanford Joint UHSD, GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured,
zero cpn.,
8/01/32	3,635,000	1,659,305
8/01/33	3,705,000	1,597,263
8/01/35	4,120,000	1,590,567
Hartnell Community College District GO, Capital Appreciation, Election of 2002, Series D,
zero cpn.,
8/01/44	30,000,000	4,080,600
8/01/49	10,000,000	1,893,100
Imperial Community College District GO, Capital Appreciation, Election of 2010, Series A,
AGMC Insured, zero cpn. to 8/01/15, 6.75% thereafter, 8/01/40	3,500,000	4,196,745
[c]Imperial County Special Tax, CFD No. 98-1,
6.45%, 9/01/17	755,000	757,310
6.50%, 9/01/31	5,705,000	5,718,064
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/45	2,465,000	2,649,012
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/50	2,000,000	2,149,300
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,111,257
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	4,992,000
Indio CFD No. 04-3 Special Tax, Terra Lago, Improvement Area No. 1,
5.10%, 9/01/30	1,275,000	1,296,764
5.15%, 9/01/35	3,000,000	3,047,280
Inland Valley Development Agency Successor Agency Tax Allocation, Refunding, Series A,
5.25%, 9/01/37	7,500,000	8,547,675
5.00%, 9/01/44	9,000,000	9,878,940
Irvine Special Tax Revenue, CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%,
9/01/39	1,000,000	1,104,630
9/01/44	1,500,000	1,650,495
9/01/49	2,750,000	3,021,205
Irvine USD Special Tax, CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	3,081,719
Jurupa PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,446,551
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,530,057
La Verne Mobile Home Revenue, Copacbana Mobile HomePark, Refunding, 5.00%, 6/15/49	1,765,000	1,873,530
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,141,850
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,377,506
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,323,600
Lake Elsinore Special Tax,
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.10%, 9/01/22	750,000	775,072
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.15%, 9/01/25	635,000	654,355

franklintempleton.com Semiannual Report | 23

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Lake Elsinore Special Tax, (continued)
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/30	$1,195,000	$1,231,125
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/35	1,225,000	1,261,113
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.20%, 9/01/26	915,000	915,613
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.25%, 9/01/37	2,790,000	2,791,004
CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A, 5.45%, 9/01/36	5,475,000	5,476,095
CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36	2,020,000	2,020,343
Lake Tahoe USD, GO, Election of 2008, zero cpn. to 7/31/25, 5.30% thereafter, 8/01/40	1,140,000	739,963
Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6,
School Districts, Refunding, 5.40%, 2/01/29	475,000	455,012
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas,
6.875%, 8/01/34	2,000,000	2,363,320
6.875%, 8/01/39	830,000	981,973
Pre-Refunded, 6.875%, 8/01/39	1,170,000	1,474,937
Las Virgenes USD, GO, Election of 2006, Series C, zero cpn. to 8/01/26, 6.75% thereafter,
8/01/33	8,050,000	5,826,429
Lathrop Financing Authority Revenue, Mossdale Village, Refunding, Series A,
6.00%, 9/02/28	1,050,000	1,228,143
6.00%, 9/02/29	1,115,000	1,292,430
6.00%, 9/02/30	1,130,000	1,303,466
5.50%, 9/02/35	3,850,000	4,122,696
Lee Lake PFAR, Special Tax, junior lien, Refunding, Series B,
5.25%, 9/01/32	1,475,000	1,591,746
5.375%, 9/01/35	1,095,000	1,179,140
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project
Area, Refunding, AGMC Insured, 4.00%, 8/01/34	1,000,000	1,037,120
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B,
AGMC Insured, zero cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	3,974,360
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%,
11/15/29	4,630,000	5,450,760
Los Alamitos USD, COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24,
5.95% thereafter,
8/01/34	1,500,000	1,121,955
8/01/42	4,500,000	3,287,745
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing
Program, Series C, 5.00%, 6/01/30	2,200,000	2,429,570
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	44,201,258
Mendocino-Lake Community College District GO, Capital Appreciation, Election of 2006,
Series B, AGMC Insured,
zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	4,766,995
zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	5,463,600
Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36	2,400,000	2,010,696
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, 6.50%,
9/01/39	6,250,000	6,483,500
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/41	10,000,000	1,870,800
Moreland School District GO, Election of 2002, Series D, NATL RE, FGIC Insured, zero cpn.,
8/01/30	3,400,000	1,411,646
8/01/31	2,000,000	783,640
8/01/32	4,405,000	1,628,484

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FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Murrieta CFD No. 2000-2 Special Tax, The Oaks,
Improvement Area A, 5.90%, 9/01/27	$1,960,000	$1,963,293
Improvement Area A, 6.00%, 9/01/34	3,490,000	3,495,026
Improvement Area B, 6.00%, 9/01/27	1,275,000	1,275,893
Improvement Area B, 6.00%, 9/01/34	3,485,000	3,486,708
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	670,000	673,189
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,358,800
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter,
8/01/38	6,600,000	5,818,824
Oakland USD Alameda County GO, Election of 2012, 6.625%, 8/01/38	5,000,000	6,023,100
Oakley PFAR, Contra Costa County, Refunding,
5.30%, 9/02/34	995,000	1,102,032
BAM Insured, 5.00%, 9/02/36	1,500,000	1,672,575
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1, 5.10%,
9/02/33	1,745,000	1,752,608
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,667,950
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	15,334,900
6.125%, 9/15/40	1,500,000	1,650,015
Oxnard Financing Authority Lease Revenue, Refunding, 5.75%, 6/01/36	5,870,000	6,624,060
Palomar Pomerado Health Care District COP,
6.00%, 11/01/30	10,000,000	10,605,500
6.75%, 11/01/39	15,550,000	16,623,572
Paramount USD, GO, County of Los Angeles, Election of 2006, BAM Insured, zero cpn.,
8/01/51	25,000,000	2,210,750
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn.,
9/01/45	15,000,000	3,141,600
Perris CFD No. 2001-1 Special Tax, Improvement Area No. 4, May Farms, Series A,
5.10%, 9/01/30	865,000	875,527
5.15%, 9/01/35	1,075,000	1,084,213
Perris CFD No. 2001-2 Special Tax, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,761,450
Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A, 5.30%, 9/01/35	1,370,000	1,399,674
Perris CFD No. 2005-2 Special Tax, Harmony Grove, Series A,
5.00%, 9/01/21	1,085,000	1,085,239
5.20%, 9/01/24	1,440,000	1,440,490
5.25%, 9/01/29	3,430,000	3,431,132
5.30%, 9/01/35	4,025,000	4,025,966
Perris Joint Powers Authority Local Agency Revenue,
CFD, Refunding, Series E, 4.25%, 9/01/38	4,250,000	4,230,875
May Farms Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	2,000,000	2,126,700
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,950,000	4,124,156
Perris PFAR Tax Allocation,
5.30%, 10/01/26	1,950,000	1,950,293
5.35%, 10/01/36	3,410,000	3,410,409
Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,495,306
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	6,970,000	6,975,495
Pittsburg USD, GO, Capital Appreciation, Election of 2010, Series C, zero cpn.,
8/01/47	9,000,000	1,465,020
8/01/52	15,000,000	1,741,650
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	5,695,400

franklintempleton.com Semiannual Report | 25

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Poway USD Special Tax,
CFD No. 6, 4S Ranch, 5.125%, 9/01/35	$5,960,000	$6,039,030
CFD No. 6, Improvement Area B, 5.125%, 9/01/36	4,915,000	4,959,530
CFD No. 14, Improvement Area A, 5.25%, 9/01/36	5,225,000	5,370,203
Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
5.25%, 9/01/25	2,235,000	2,248,432
5.375%, 9/01/30	1,650,000	1,660,445
5.375%, 9/01/37	7,130,000	7,397,304
5.50%, 9/01/37	2,635,000	2,653,313
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to
8/01/22, 6.20% thereafter, 8/01/31	2,750,000	2,385,873
Redwood City Special Tax, One Marina, 7.75%, 9/01/41	2,000,000	2,172,420
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C,
AGMC Insured, zero cpn., 8/01/49	22,000,000	3,905,440
Rio Elementary School District, CFD No. 1, Special Tax,
5.20%, 9/01/35	1,000,000	1,001,060
5.50%, 9/01/39	7,750,000	8,389,995
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C,
zero cpn. to 8/01/24, 6.85% thereafter, 8/01/42	13,000,000	10,748,530
Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,
8/01/38	6,690,000	2,108,487
8/01/43	8,750,000	2,089,325
[a]Riverside County CFD Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%,
9/01/30	1,500,000	1,511,400
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%,
12/01/31	1,425,000	1,791,439
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%,
12/01/37	2,505,000	3,179,471
Housing, Series A, 6.00%, 10/01/39	3,000,000	3,371,940
Housing, Series A, 7.125%, 10/01/42	1,750,000	2,196,285
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,478,400
Riverside County Redevelopment Successor Agency Tax Allocation, Refunding, Series A,
4.00%, 10/01/37	6,000,000	6,053,220
Riverside County Transportation Commission Toll Revenue, senior lien, Series A,
5.75%, 6/01/44	5,000,000	5,686,650
zero cpn., 6/01/43	7,500,000	1,638,600
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project,
AGMC Insured, 5.00%, 6/01/33	4,280,000	4,672,604
Riverside USD Special Tax,
CFD No. 13, Improvement Area No. 1, 5.375%, 9/01/34	2,320,000	2,322,390
CFD No. 14, Series A, 5.45%, 9/01/35	2,060,000	2,066,963
CFD No. 15, Improvement Area No. 2, Series A, 5.15%, 9/01/25	1,730,000	1,735,882
CFD No. 15, Improvement Area No. 2, Series A, 5.25%, 9/01/30	1,230,000	1,234,797
CFD No. 15, Improvement Area No. 2, Series A, 5.25%, 9/01/35	1,500,000	1,504,845
CFD No. 22, 5.25%, 9/01/35	1,535,000	1,539,943
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%,
9/01/29	2,630,000	3,115,367
Romoland School District Special Tax, CFD No. 2004-1, Heritage Lake,
Improvement Area No. 1, 5.45%, 9/01/38	3,215,000	3,232,425
Improvement Area No. 2, 5.375%, 9/01/38	2,995,000	3,007,849
Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,588,095

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FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Roseville Special Tax, CFD No. 1,
Fiddyment Ranch, 5.00%, 9/01/19	$980,000	$1,003,873
Fiddyment Ranch, 5.125%, 9/01/21	980,000	1,003,383
Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,979,417
Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,894,972
Stone Point, 6.375%, 9/01/24	1,440,000	1,453,104
Stone Point, 6.375%, 9/01/28	2,060,000	2,075,285
Westpark, 5.15%, 9/01/30	5,500,000	5,522,715
Westpark, 5.20%, 9/01/36	2,500,000	2,507,750
Roseville Westpark CFD No. 1 Special Tax, Public Facilities,
5.20%, 9/01/26	1,000,000	1,006,210
5.25%, 9/01/37	1,600,000	1,609,120
Rowland USD, GO, Capital Appreciation, Election of 2006, Series B, zero cpn.,
8/01/34	5,000,000	2,216,800
8/01/39	15,000,000	5,078,850
8/01/42	10,750,000	3,038,918
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local
Assessment, Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,231,700
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%,
7/01/39	7,000,000	7,432,600
San Bernardino Community College District GO, Election of 2008, Series A, zero cpn.,
8/01/44	12,495,000	3,068,897
San Bernardino County Special Tax, CFD No. 2006-1, Improvement Area No. 2, Lytle Creek
North, 5.50%, 9/01/44	1,965,000	2,025,974
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	12,713,500
7.50%, 12/01/41	5,000,000	6,045,000
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, 5.625%, 9/01/40	2,315,000	2,503,742
Naval Training Center Redevelopment Project, Series A, 5.75%, 9/01/40	3,000,000	3,349,980
San Diego RDA Tax Allocation, Capital Appreciation, Refunding, Series B, zero cpn.,
9/01/15	1,490,000	1,480,509
9/01/16	1,500,000	1,403,730
9/01/19	1,800,000	1,392,336
9/01/20	1,800,000	1,305,306
9/01/21	1,800,000	1,226,790
9/01/22	1,900,000	1,212,770
9/01/23	1,900,000	1,138,784
9/01/24	1,900,000	1,070,707
9/01/25	1,900,000	1,000,521
9/01/26	1,900,000	939,018
9/01/27	1,900,000	879,776
9/01/28	1,900,000	825,702
San Diego USD, GO, Election of 2008,
Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	10,000,000	9,302,300
Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	15,711,293
Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	3,590,409
Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	6,892,560
San Francisco City and County Redevelopment Agency Successor Agency CFD No. 6 Special
Tax, Mission Bay South Public Improvements, Refunding, Series C, zero cpn., 8/01/43	10,000,000	1,940,000
San Francisco City and County Redevelopment Agency Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,727,900

franklintempleton.com	Semiannual Report | 27

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment Project, Series C, 6.75%, 8/01/41	$1,000,000	$1,221,420
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/33	1,000,000	1,218,400
Mission Bay South Redevelopment Project, Series D, 6.625%, 8/01/39	2,265,000	2,622,757
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/41	1,500,000	1,821,975
San Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41	2,500,000	3,116,100
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%,
8/01/39	15,000,000	16,241,400
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project,
6.00%, 8/01/37	1,000,000	1,012,630
San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation,
Series B, AGMC Insured, zero cpn., 8/01/30	3,900,000	1,774,422
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	13,660,078
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	13,024,491
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	25,437,456
Capital Appreciation, Series A, Pre-Refunded, 5.60%, 1/15/16	4,500,000	4,573,980
Capital Appreciation, Series A, Pre-Refunded, 5.70%, 1/15/19	3,000,000	3,049,650
Capital Appreciation, Series A, Pre-Refunded, 5.75%, 1/15/21	24,750,000	25,161,098
Orange County, Capital Appreciation, senior lien, 5.00%, 1/01/33	42,865,000	42,894,148
Refunding, Series A, 5.50%, 1/15/28	3,645,000	3,647,734
Refunding, Series B, 5.25%, 1/15/44	35,000,000	37,288,650
Refunding, Series B, 5.25%, 1/15/49	75,000,000	78,225,750
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured,
5.00%, 8/01/28	13,245,000	13,727,913
4.25%, 8/01/36	5,000,000	5,047,400
San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28	1,655,000	1,656,407
San Mateo Special Tax, CFD No. 2008-1, Bay Meadows,
5.875%, 9/01/32	1,500,000	1,685,610
5.375%, 9/01/38	2,500,000	2,742,525
6.00%, 9/01/42	5,000,000	5,638,700
5.50%, 9/01/44	3,300,000	3,631,254
Santa Ana College Improvement District No. 1 of Rancho Santiago Community College District
GO, Election 2012, Series A, 5.00%, 8/01/39	3,750,000	4,317,075
Santa Barbara Elementary School District GO, Election of 2010, Capital Appreciation, Series A,
zero cpn. to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	7,441,600
Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29	2,650,000	3,110,517
Santa Margarita Water District Special Tax, CFD No. 2013-1, Village of Sendero, 5.625%,
9/01/36	3,000,000	3,335,490
9/01/43	10,000,000	11,087,200
Santee Community Development Commission Tax Allocation, Santee Community
Redevelopment Project, Series A, 7.00%,
8/01/31	1,800,000	2,150,730
8/01/41	2,820,000	3,367,757
Saugus Castaic School Facilities Financing Authority Special Tax, Community Facilities District
No. 2006-1C,
5.875%, 9/01/33	1,375,000	1,493,745
6.00%, 9/01/43	3,500,000	3,963,435
Saugus USD Special Tax,
CFD No. 2005-1, 5.30%, 9/01/36	2,000,000	2,022,160
CFD No. 2006-1, Improvement Area No. 1, 5.375%, 9/01/42	2,000,000	2,062,260

28 | Semiannual Report		franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Saugus USD Special Tax, (continued)
CFD No. 2006-1, Improvement Area No. 2, 5.75%, 9/01/43	$2,000,000	$2,062,840
CFD No. 2006-2, Improvement Area No. 2, 4.25%, 9/01/44	2,000,000	1,960,140
Senior CFD No. 2006-1, 4.25%, 9/01/39	1,150,000	1,146,447
Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,470,700
Selma PFA Lease Revenue, Bank Qualified, Refunding, 7.00%, 2/01/40	3,265,000	3,293,112
Sierra View Local Health Care District Revenue, 5.25%, 7/01/32	3,000,000	3,189,960
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	1,720,000	1,729,924
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn.,
8/01/49	15,015,000	2,516,664
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,524,422
Southern California Public Power Authority Transmission Project Revenue, Southern
Transmission Project, 6.125%, 7/01/18	50,000	50,204
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	7,695,200
[b,c]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38	7,000,000	910,000
Susanville PFAR, Utility Enterprises Project, Refunding, Sub Series B,
5.50%, 6/01/30	1,185,000	1,271,114
5.875%, 6/01/35	1,660,000	1,792,866
6.00%, 6/01/45	6,180,000	6,678,541
Susanville School District GO, Capital Appreciation, Election of 2008, Assured Guaranty,
zero cpn., 8/01/49	17,505,000	2,934,013
Temecula RDA Tax Allocation Revenue,
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,516,640
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38	1,900,000	1,971,117
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	4,144,550
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	644,536
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,173,212
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub.
Capital Appreciation, Refunding, Series C, zero cpn., 6/01/46	25,000,000	815,250
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn.,
8/01/34	5,640,000	2,376,752
Truckee-Donner PUD Special Tax, CFD No. 04-1,
5.20%, 9/01/25	3,000,000	3,008,430
5.75%, 9/01/29	2,975,000	2,976,934
5.25%, 9/01/30	5,050,000	5,060,555
5.80%, 9/01/35	4,530,000	4,531,268
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, 6.25%,
8/01/40	3,540,000	3,943,489
Tulare Sewer Revenue, 6.50%, 11/15/45	10,000,000	11,247,300
Turlock PFA Tax Allocation Revenue, 7.50%, 9/01/39	3,750,000	4,535,400
Tustin CFD No. 07-1 Special Tax, Tustin Legacy, 6.00%, 9/01/37	2,100,000	2,164,974
Tustin USD Special Tax, CFD No. 06-1,
5.75%, 9/01/30	1,000,000	1,105,150
6.00%, 9/01/40	3,000,000	3,345,720
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,765,000	3,767,861
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,313,900
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C,
zero cpn., 6/01/49	11,940,000	2,183,945
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	2,890,000	3,079,440

franklintempleton.com Semiannual Report | 29

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
West Hollywood Community Development Commission Tax Allocation, East Side Redevelopment
Project, Series A,
7.25%, 9/01/31	$1,000,000	$1,280,200
7.50%, 9/01/42	5,000,000	6,456,200
William S. Hart UHSD, CFD No. 2005-1 Special Tax, 5.30%, 9/01/36	2,500,000	2,538,825
Woodland Finance Authority Water Revenue, 6.00%,
3/01/36	1,000,000	1,244,310
3/01/41	1,500,000	1,833,750
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%, 9/01/32	2,750,000	3,257,953
Yucaipa Special Tax, CFD No. 98-1 Chapman Heights, Refunding,
5.00%, 9/01/26	1,000,000	1,078,770
5.375%, 9/01/30	1,800,000	2,004,390
Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,
5.50%, 6/01/28	2,110,000	2,183,027
5.75%, 6/01/38	5,485,000	5,709,830
		1,713,972,948
U.S. Territories 4.3%
Guam 1.2%
Guam Government GO,
Refunding, Series A, 5.00%, 11/15/23	6,745,000	6,976,354
Refunding, Series A, 5.25%, 11/15/37	6,500,000	6,543,875
Series A, 7.00%, 11/15/39	5,000,000	5,808,650
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%,
7/01/40	4,000,000	4,493,960
		23,822,839
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A,
6.60%, 3/15/28	1,395,000	1,412,968
Puerto Rico 3.0%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	15,000,000	10,696,500
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	5,090,900
Refunding, Series A, 5.00%, 7/01/42	6,000,000	3,000,540
Series A, 7.00%, 7/01/33	25,000,000	12,881,000
Series A, 6.75%, 7/01/36	11,735,000	6,045,637
Series A, 7.00%, 7/01/43	5,000,000	2,575,500
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%,
6/01/26	5,500,000	5,255,525
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%,
7/01/42	21,000,000	14,449,890
		59,995,492
Total U.S. Territories		85,231,299
Total Municipal Bonds before Short Term Investments
(Cost $1,647,236,701)		1,799,204,247

30 | Semiannual Report franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Short Term Investments 3.6%
Municipal Bonds 3.6%
California 3.6%
[d]California State GO,
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.02%, 5/01/34	$11,800,000	$11,800,000
Series A-1, Daily VRDN and Put, 0.02%, 5/01/33	28,600,000	28,600,000
[d]Los Angeles Department of Water and Power Revenue, Water System, Series B,
Sub Series B-2, Daily VRDN and Put, 0.03%, 7/01/35	29,200,000	29,200,000
Total Short Term Investments (Cost $69,600,000)		69,600,000
Total Investments (Cost $1,716,836,701) 95.7%		1,868,804,247
Other Assets, less Liabilities 4.3%		83,368,940
Net Assets 100.0%		$1,952,173,187

See Abbreviations on page 46.

aSecurity purchased on a when-issued basis. See Note 1(b).
bSee Note 6 regarding defaulted securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2014, the aggregate value of these securities was
$16,348,095, representing 0.84% of net assets.
dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 31

FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Highlights
Franklin Tennessee Municipal Bond Fund
	Six Months Ended
	November 30, 2014			Year Ended May 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.47	$11.88	$11.94	$11.19	$11.35	$10.99
Income from investment operations[a]:
Net investment income[b]	0.21	0.43	0.41	0.44	0.44	0.45
Net realized and unrealized gains
(losses)	0.07	(0.42)	(0.06)	0.75	(0.16)	0.35
Total from investment operations	0.28	0.01	0.35	1.19	0.28	0.80
Less distributions from net investment
income	(0.21)	(0.42)	(0.41)	(0.44)	(0.44)	(0.44)
Net asset value, end of period	$11.54	$11.47	$11.88	$11.94	$11.19	$11.35

Total return[c]	2.49%	0.20%	2.93%	10.84%	2.59%	7.44%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.72%	0.72%	0.70%	0.71%	0.71%	0.72%
Expenses net of waiver and payments by
affiliates	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	3.70%	3.82%	3.40%	3.82%	3.96%	3.99%

Supplemental data
Net assets, end of period (000’s)	$278,670	$273,142	$344,157	$312,688	$270,041	$287,007
Portfolio turnover rate	3.02%	7.86%	7.89%	5.71%	14.28%	10.63%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

32 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, November 30, 2014 (unaudited)

Franklin Tennessee Municipal Bond Fund
	Principal
	Amount	Value
Municipal Bonds 96.9%
Tennessee 89.4%
Anderson County Water Authority Water and Sewer Revenue, 5.00%, 6/01/36	$1,000,000	$1,134,190
Blount County PBA Revenue, Local Government Public Improvement, Series B-15-A, Assured Guaranty,
5.00%,
6/01/28	1,100,000	1,229,393
6/01/32	2,565,000	2,855,615
Bristol Electric System Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/29	1,075,000	1,113,614
Chattanooga Electric System Revenue, Series A, 5.00%, 9/01/33	7,500,000	8,338,125
Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health Initiatives,
Series D, 6.25%, 10/01/33	500,000	582,735
Chattanooga-Hamilton County Hospital Authority Hospital Revenue, Erlanger Health System,
Refunding, AGMC Insured, 5.00%, 10/01/22	3,250,000	3,587,643
Clarksville Electric System Revenue,
Series A, 5.00%, 9/01/34	2,000,000	2,222,920
Series A, 5.00%, 9/01/35	3,185,000	3,531,114
XLCA Insured, 5.00%, 9/01/23	2,325,000	2,581,471
XLCA Insured, 5.00%, 9/01/32	4,000,000	4,389,720
Clarksville Water Sewer and Gas Revenue, Refunding, 5.00%, 2/01/38	3,000,000	3,403,470
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,369,990
Franklin County Health and Educational Facilities Board Revenue, The University of the South Project,
AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24	2,000,000	2,071,840
Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33	2,215,000	2,414,439
Greene County GO, Rural School, Refunding, Series B, NATL Insured, 5.00%, 6/01/24	1,000,000	1,060,730
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue, Improvement,
NATL RE, FGIC Insured, 5.00%, 4/01/31	1,000,000	1,072,130
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue, Utilities,
5.00%, 9/01/44	4,400,000	4,991,272
Improvement, NATL RE, FGIC Insured, 5.00%, 9/01/35	3,700,000	4,031,150
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%,
6/01/42	1,250,000	1,357,000
Jackson Hospital Revenue, Jackson-Madison County General Hospital Project, Refunding and
Improvement, 5.50%, 4/01/33	3,000,000	3,288,570
Johnson City Electric System Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29	1,000,000	1,119,850
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center
Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	260,000	260,517
Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29	1,030,000	1,166,784
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,042,441
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	1,000,000	1,180,140
NATL Insured, Pre-Refunded, 5.00%, 12/01/24	1,790,000	1,953,785
NATL Insured, Pre-Refunded, 5.00%, 12/01/25	1,000,000	1,091,500
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,618,891
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding and Improvement, Series A, zero cpn., 1/01/36	2,000,000	673,640
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc.,
Refunding, 5.25%,
4/01/27	2,500,000	2,691,525
4/01/36	5,000,000	5,197,150
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
5.25%, 1/01/36	1,500,000	1,693,305
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,156,720

franklintempleton.com Semiannual Report | 33

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Knoxville Wastewater System Revenue, Improvement, Series A, NATL Insured, Pre-Refunded, 5.00%,
4/01/37	$3,000,000	$3,048,360
Knoxville Water System Revenue, Improvement, Series R, AGMC Insured, Pre-Refunded, 5.00%,
3/01/30	2,370,000	2,398,203
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,455,000	2,773,634
Loudon Water and Sewer Revenue, Exempt Facility, Series A,
4.00%, 3/01/28	1,000,000	1,021,420
5.00%, 3/01/32	1,300,000	1,441,310
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,665,000	3,018,219
Maryville Water and Sewer Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38	5,500,000	5,856,675
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,170,660
Memphis GO, General Improvement,
Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,307,847
Refunding, 5.00%, 5/01/36	4,135,000	4,673,170
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,923,350
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,430,740
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,458,950
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,762,402
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B,
5.375%, 11/01/29	5,000,000	5,805,850
Metropolitan Government of Nashville and Davidson County Electric System Revenue, Series A,
5.00%,
5/15/33	3,000,000	3,334,590
5/15/36	3,500,000	3,986,885
5/15/39	4,000,000	4,625,480
Metropolitan Government of Nashville and Davidson County GO,
Improvement, Refunding, Series A, 5.00%, 1/01/33	5,000,000	5,782,400
Series B, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,383,000
Series C, Pre-Refunded, 5.00%, 2/01/25	3,000,000	3,023,520
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
Revenue, Vanderbilt University,
Refunding, Series B, 5.00%, 10/01/39	9,000,000	10,236,420
Series A, 5.50%, 10/01/29	3,500,000	4,167,555
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue, Public
Improvement, Ballpark Project, Series A, 5.00%,
8/01/38	3,000,000	3,395,850
8/01/43	2,075,000	2,330,453
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,409,888
Rutherford County Consolidated Utility District Waterworks Revenue, AGMC Insured, Pre-Refunded,
5.00%, 2/01/36	3,060,000	3,229,157
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit
Group, Series C, 5.00%, 11/15/40	10,000,000	11,029,600
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,472,526
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,815,000
Methodist Healthcare, Series B, AGMC Insured, 5.25%, 9/01/27	5,000,000	5,514,500
St. Jude Children’s Research Hospital, Refunding, 5.00%, 7/01/36	5,000,000	5,296,050

34 | Semiannual Report franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
South Blount County Utility District Waterworks Revenue, Refunding and Improvement,
AGMC Insured,
5.00%, 12/01/33	$1,000,000	$1,127,710
5.25%, 12/01/39	3,310,000	3,771,579
Tennessee HDA Residential Financing Program Revenue, Issue 1C, 4.00%, 7/01/43	2,930,000	3,028,067
Tennessee HDA Revenue, Homeownership Program,
Series 1, 5.00%, 7/01/29	1,145,000	1,201,071
Series 2C, 3.80%, 7/01/43	1,940,000	1,923,238
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
Refunding, Series A, 5.00%, 5/01/39	3,000,000	3,383,550
Refunding, Series B, 5.00%, 11/01/26	3,255,000	3,991,021
Series A, NATL Insured, Pre-Refunded, 5.00%, 5/01/26	1,250,000	1,275,013
Series A, NATL Insured, Pre-Refunded, 5.00%, 5/01/30	3,000,000	3,060,030
Series A, Pre-Refunded, 5.00%, 5/01/34	3,555,000	3,791,123
Series B, Pre-Refunded, 5.50%, 5/01/38	4,000,000	4,643,080
West Wilson Utility District of Wilson County Water Revenue, 5.00%, 6/01/33	3,000,000	3,491,940
		249,284,465
U.S. Territories 7.5%
Guam 1.9%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed
Bonds, Refunding, 5.25%, 6/01/32	1,685,000	1,550,958
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29	3,205,000	3,575,210
		5,126,168
Puerto Rico 5.6%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	2,575,800
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	5,000,000	3,562,200
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 6.50%, 8/01/44	8,000,000	6,545,840
Series C, 5.50%, 8/01/40	4,000,000	3,017,800
		15,701,640
Total U.S. Territories		20,827,808
Total Municipal Bonds (Cost $254,938,132) 96.9%		270,112,273
Other Assets, less Liabilities 3.1%		8,557,810
Net Assets 100.0%		$278,670,083

See Abbreviations on page 46.

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FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Statements

Statements of Assets and Liabilities
November 30, 2014 (unaudited)

	Franklin	Franklin
	California	Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund
Assets:
Investments in securities:
Cost	$1,716,836,701	$254,938,132
Value	$1,868,804,247	$270,112,273
Cash	70,775,161	4,968,137
Receivables:
Capital shares sold	5,872,388	585,275
Interest	22,363,803	3,666,491
Other assets	242	40
Total assets	1,967,815,841	279,332,216
Liabilities:
Payables:
Investment securities purchased	6,354,597	—
Capital shares redeemed	6,483,977	354,054
Management fees	735,218	123,275
Distribution fees	264,286	22,824
Transfer agent fees	184,474	22,628
Distributions to shareholders	1,605,391	119,907
Accrued expenses and other liabilities	14,711	19,445
Total liabilities	15,642,654	662,133
Net assets, at value	$1,952,173,187	$278,670,083
Net assets consist of:
Paid-in capital	$1,898,178,179	$269,298,097
Undistributed net investment income	5,893,402	381,657
Net unrealized appreciation (depreciation)	151,967,546	15,174,141
Accumulated net realized gain (loss)	(103,865,940)	(6,183,812)
Net assets, at value	$1,952,173,187	$278,670,083
Class A:
Net assets, at value	$1,242,652,957	$278,670,083
Shares outstanding	116,929,262	24,145,156
Net asset value per share[a]	$10.63	$11.54
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.10	$12.05
Class C:
Net assets, at value	$308,124,617
Shares outstanding	28,806,127
Net asset value and maximum offering price per share[a]	$10.70
Advisor Class:
Net assets, at value	$401,395,613
Shares outstanding	37,698,738
Net asset value and maximum offering price per share	$10.65

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN MUNICIPAL SECURITIES TRUST
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended November 30, 2014 (unaudited)

	Franklin	Franklin
	California	Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund
Investment income:
Interest	$46,076,152	$6,082,121
Expenses:
Management fees (Note 3a)	4,310,414	746,586
Distribution fees: (Note 3c)
Class A	605,356	138,073
Class C	949,105	—
Transfer agent fees: (Note 3e)
Class A	203,700	58,865
Class C	49,110	—
Advisor Class	60,157	—
Custodian fees	7,565	1,309
Reports to shareholders	29,057	8,245
Registration and filing fees	37,215	8,248
Professional fees	29,301	18,987
Trustees’ fees and expenses	26,386	4,524
Other	89,299	15,025
Total expenses	6,396,665	999,862
Expenses waived/paid by affiliates (Note 3f)	—	(23,272)
Net expenses	6,396,665	976,590
Net investment income	39,679,487	5,105,531
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	105,402	(271,080)
Net change in unrealized appreciation (depreciation) on investments	38,119,752	2,040,345
Net realized and unrealized gain (loss)	38,225,154	1,769,265
Net increase (decrease) in net assets resulting from operations	$77,904,641	$6,874,796

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FRANKLIN MUNICIPAL SECURITIES TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin California		Franklin Tennessee
	High Yield Municipal Fund		Municipal Bond Fund
	Six Months Ended		Six Months Ended
	November 30, 2014	Year Ended	November 30, 2014	Year Ended
	(unaudited)	May 31, 2014	(unaudited)	May 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$39,679,487	$81,282,717	$5,105,531	$10,766,594
Net realized gain (loss) from investments	105,402	(20,925,718)	(271,080)	(4,255,849)
Net change in unrealized appreciation
(depreciation) on investments	38,119,752	(23,275,229)	2,040,345	(9,475,045)
Net increase (decrease) in net assets
resulting from operations	77,904,641	37,081,770	6,874,796	(2,964,300)
Distributions to shareholders from:
Net investment income:
Class A	(27,100,238)	(54,530,179)	(5,112,228)	(10,463,435)
Class C	(5,694,397)	(11,377,311)	—	—
Advisor Class	(8,122,118)	(12,746,545)	—	—
Total distributions to shareholders	(40,916,753)	(78,654,035)	(5,112,228)	(10,463,435)
Capital share transactions: (Note 2)
Class A	15,472,076	(98,295,143)	3,765,280	(57,586,987)
Class C	23,484,506	(36,905,643)	—	—
Advisor Class	78,791,563	17,037,991	—	—
Total capital share transactions	117,748,145	(118,162,795)	3,765,280	(57,586,987)
Net increase (decrease) in net assets	154,736,033	(159,735,060)	5,527,848	(71,014,722)
Net assets:
Beginning of period	1,797,437,154	1,957,172,214	273,142,235	344,156,957
End of period	$1,952,173,187	$1,797,437,154	$278,670,083	$273,142,235
Undistributed net investment income included in
net assets:
End of period	$5,893,402	$7,130,668	$381,657	$388,354

38 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Class A
Franklin Tennessee Municipal Bond Fund

Class A, Class C & Advisor Class
Franklin California High Yield Municipal Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value.

In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At November 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin California		Franklin Tennessee
	High Yield Municipal Fund		Municipal Bond Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended November 30, 2014
Shares sold	12,712,065	$133,219,418	1,590,073	$18,239,268
Shares issued in reinvestment of distributions	2,068,768	21,696,309	380,209	4,368,426
Shares redeemed	(13,340,165)	(139,443,651)	(1,642,590)	(18,842,414)
Net increase (decrease)	1,440,668	$15,472,076	327,692	$3,765,280
Year ended May 31, 2014
Shares sold	21,524,074	$216,031,324	2,979,756	$33,390,976
Shares issued in reinvestment of distributions	4,387,697	43,817,573	786,891	8,809,463
Shares redeemed	(36,065,686)	(358,144,040)	(8,925,100)	(99,787,426)
Net increase (decrease)	(10,153,915)	$(98,295,143)	(5,158,453)	$(57,586,987)
Class C Shares:
Six Months ended November 30, 2014
Shares sold	3,336,886	$35,164,225
Shares issued in reinvestment of distributions	411,700	4,347,517
Shares redeemed	(1,523,259)	(16,027,236)
Net increase (decrease)	2,225,327	$23,484,506
Year ended May 31, 2014
Shares sold	4,402,781	$44,466,486
Shares issued in reinvestment of distributions	867,684	8,717,269
Shares redeemed	(8,988,985)	(90,089,398)
Net increase (decrease)	(3,718,520)	$(36,905,643)
Advisor Class Shares:
Six Months ended November 30, 2014
Shares sold	10,256,127	$107,386,230
Shares issued in reinvestment of distributions	465,713	4,899,263
Shares redeemed	(3,210,274)	(33,493,930)
Net increase (decrease)	7,511,566	$78,791,563
Year ended May 31, 2014
Shares sold	14,978,666	$150,547,562
Shares issued in reinvestment of distributions	710,574	7,112,474
Shares redeemed	(14,155,559)	(140,622,045)
Net increase (decrease)	1,533,681	$17,037,991

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the fund’s Class C compensation distribution plans, Franklin California High Yield Municipal Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin California
	High Yield	Franklin Tennessee
	Municipal Fund	Municipal Bond Fund
Reimbursement Plans:
Class A	0.15%	0.15%
Distributors has agreed to limit the current rate to 0.10% per year for each of the Funds.
Compensation Plans:
Class C	0.65%	—

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FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin California
	High Yield	Franklin Tennessee
	Municipal Fund	Municipal Bond Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$187,046	$45,532
CDSC retained	$11,836	$—

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin California
	High Yield	Franklin Tennessee
	Municipal Fund	Municipal Bond Fund

Transfer agent fees	$104,471	$15,946

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Tennessee Municipal Bond Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) of the fund do not exceed 0.60%, (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2014. Effective October 1, 2014, the contractual waiver was eliminated.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2014, the capital loss carryforwards were as follows:

	Franklin California
	High Yield	Franklin Tennessee
	Municipal Fund	Municipal Bond Fund
Capital loss carryforwards subject to expiration:
2015	$684,955	$11,310
2016	1,572,273	—
2017	5,767,799	810,129
2018	32,781,484	—
2019	21,604,912	—
Capital loss carryforwards not subject to expiration:
Short term	22,572,317	3,485,804
Long term	18,562,437	1,605,488
Total capital loss carryforwards	$103,546,177	$5,912,731

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FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California
	High Yield	Franklin Tennessee
	Municipal Fund	Municipal Bond Fund
Cost of investments	$1,713,891,226	$254,787,428

Unrealized appreciation	$212,228,012	$20,919,515
Unrealized depreciation	(57,314,991)	(5,594,670)
Net unrealized appreciation (depreciation)	$154,913,021	$15,324,845

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.

5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2014, were as follows:

	Franklin California
	High Yield	Franklin Tennessee
	Municipal Fund	Municipal Bond Fund
Purchases	$180,048,755	$8,459,466
Sales	$81,887,451	$8,133,440

6. Credit Risk and Defaulted Securities

At November 30, 2014, Franklin California High Yield Municipal Fund had 31.96% of its portfolio invested in high yield securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Franklin California High Yield Municipal Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2014, the aggregate value of these securities was $5,710,000 representing 0.29% of the fund’s net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

7. Concentration of Risk

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended November 30, 2014, the Funds did not use the Global Credit Facility.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,795,612,997	$3,591,250	$1,799,204,247
Short Term Investments	—	69,600,000	—	69,600,000
Total Investments in Securities	$—	$1,865,212,997	$3,591,250	$1,868,804,247

Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$270,112,273	$—	$270,112,273

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Semiannual Report | 45

FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations
Selected Portfolio
1915 Act	Improvement Bond Act of 1915	GNMA	Government National Mortgage Association
ABAG	The Association of Bay Area Governments	GO	General Obligation
AD	Assessment District	HDA	Housing Development Authority/Agency
AGMC	Assured Guaranty Municipal Corp.	IDB	Industrial Development Bond/Board
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	NATL RE	National Public Financial Guarantee Corp. Reinsured
CFD	Community Facilities District	PBA	Public Building Authority
COP	Certificate of Participation	PFA	Public Financing Authority
CRDA	Community Redevelopment Authority/Agency	PFAR	Public Financing Authority Revenue
ETM	Escrow to Maturity	PUD	Public Utility District
FGIC	Financial Guaranty Insurance Co.	RDA	Redevelopment Agency/Authority
FHA	Federal Housing Authority/Agency	UHSD	Unified/Union High School District
FICO	Financing Corp.	USD	Unified/Union School District
		XLCA	XL Capital Assurance

46 | Semiannual Report franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  January 27 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  January 27, 2015